RELATED PARTY TRANSACTIONS - Schedule of related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS
Total revenues	¥ 7,785,180	$ 1,066,566	¥ 7,047,461	¥ 8,180,107
Related party transaction, amounts of transaction	124,362	17,037	89,632	129,912
Related parties
RELATED PARTY TRANSACTIONS
Total revenues	1,571,112	215,242	1,107,342	1,128,665
Public cloud services | Xiaomi Group
RELATED PARTY TRANSACTIONS
Total revenues	1,091,451	149,528	763,338	804,647
Public cloud services | Kingsoft Group
RELATED PARTY TRANSACTIONS
Total revenues	281,286	38,536	217,333	187,907
Public cloud services | Other related parties
RELATED PARTY TRANSACTIONS
Total revenues	516	71	378	50,629
Enterprise cloud services
RELATED PARTY TRANSACTIONS
Total revenues	2,777,777	380,554	2,663,993	2,816,976
Enterprise cloud services | Related parties
RELATED PARTY TRANSACTIONS
Total revenues	197,859	27,107	125,857	85,482
Enterprise cloud services | Xiaomi Group
RELATED PARTY TRANSACTIONS
Total revenues	182,364	24,984	104,967	74,590
Enterprise cloud services | Kingsoft Group
RELATED PARTY TRANSACTIONS
Total revenues	15,479	2,121	18,690	10,892
Enterprise cloud services | Other related parties
RELATED PARTY TRANSACTIONS
Total revenues	16	2	2,200	0
Other services
RELATED PARTY TRANSACTIONS
Total revenues	152	21	1,727	2,849
Other services | Related parties
RELATED PARTY TRANSACTIONS
Total revenues	0	0	436	0
Other services | Other related parties
RELATED PARTY TRANSACTIONS
Total revenues	0	0	436	0
Purchase of devices | Xiaomi Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	66	9	91	144
Interest expense on loan | Xiaomi Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	30,963	4,242	39,703	48,707
Interest expense on loan | Kingsoft Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	45,709	6,262	958	18,364
Rental of building | Xiaomi Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	37,812	5,180	39,713	48,766
Rental of office space and administrative services | Kingsoft Group
RELATED PARTY TRANSACTIONS
Related party transaction, amounts of transaction	¥ 9,812	$ 1,344	¥ 9,167	¥ 13,931